SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of Shares, Outstanding	22,668	16,268	16,268	14,299
Weighted Average Exercise Price, Outstanding	$ 998.26	$ 1,381.64	$ 1,381.64	$ 1,457.73
Weighted Average Remaining Contractual Term, Outstanding	6 years 6 months 25 days	7 years 5 months 1 day	7 years 3 months 25 days	7 years 4 months 13 days
Number of Shares, Granted		5,068	6,400	2,038
Weighted Average Exercise Price, Granted		$ 24.00	$ 23.74	$ 880.41
Weighted average Remaining Contractual Term, Granted		10 years	10 years	10 years
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Number of Shares, Expired/Cancelled				(69)
Weighted Average Exercise Price, Expired/Cancelled				$ 2,345
Number of Shares, Outstanding	22,668	21,336	22,668	16,268	14,299
Weighted Average Exercise Price, Outstanding	$ 998.26	$ 1,059.16	$ 998.26	$ 1,381.64	$ 1,457.73
Number of Shares, Exercisable	20,490		14,513
Weighted Average Exercise Price, Exercisable	$ 1,107.62		$ 1,555
Weighted average Remaining Contractual Term, Exercisable	6 years 3 months 18 days		6 years 8 months 12 days
Weighted average Remaining Contractual Term, Outstanding			7 years 3 months 25 days	7 years 4 months 24 days	8 years 21 days